Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of Useful Lives of Property, Plant and Equipment	The applicable estimated useful lives are as follows:

Laboratory equipment:	5 years
Office equipment:	3 years
IT hardware:	2 years

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2021
Cost
At January 1, 2021	8,337	660	1,119	9,616	317	20,049
Additions	438	51	154	—	290	933
Disposals	(22)		(74)			(96)
At December 31, 2021	8,754	711	1,199	9,616	607	20,887
Accumulated depreciation
At January 1, 2021	(6,602)	(617)	(757)	(2,414)	(273)	(10,662)
Depreciation charge for the year	(583)	(36)	(329)	(1,200)	(25)	(2,174)
Disposals	22	—	74	—	—	96
At December 31, 2021	(7,164)	(653)	(1,012)	(3,614)	(298)	(12,741)
Carrying amount at December 31, 2021	1,590	59	186	6,002	309	8,146

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2020
Cost
At January 1, 2020	7,456	639	929	3,782	317	13,123
Additions	881	21	549	5,984	—	7,435
Disposals	—	—	(359)	(150)	—	(509)
At December 31, 2020	8,337	660	1,119	9,616	317	20,049
Accumulated depreciation
At January 1, 2020	(5,963)	(579)	(856)	(1,247)	(236)	(8,881)
Depreciation charge for the year	(639)	(38)	(260)	(1,256)	(37)	(2,230)
Disposals	—	—	359	90	—	449
At December 31, 2020	(6,602)	(617)	(757)	(2,414)	(273)	(10,662)
Carrying amount at December 31, 2020	1,735	43	362	7,203	44	9,387

Disclosure of Timing of Revenue Recognition by Type of Payments Received

Type of payments received	Timing of revenue recognition
Revenue recognition of upfront payments	Upfront payments received in connection with out-licensing arrangements are typically non-refundable fees for which the Group does not transfer a good or a service to the customer, rather the upfront payments consists of an advance payment for future services and/or an acquisition of the right to the current or future access to the underlying intellectual property of the Group. For such arrangements, the Group has determined that the promised goods and services are not distinct and are accounted for as one performance obligation. The Group recognizes revenue for this performance obligation over time using a cost-based method to measure its progress towards complete satisfaction of the performance obligation.

Revenue recognition of milestone payments	Milestone payments received in connection with out-licensing or other arrangements are typically non-refundable fees entitling the Group to a right to payment upon such milestone being met. At that time, the customer has typically acquired the right to use the underlying intellectual property or additional knowledge about drug candidate(s), without any remaining performance obligation of the Group. Considering the uncertainty surrounding the outcome of such development activities, the revenue is consequently recognized at a point in time, when the milestone is reached. At this stage it is highly probable that a reversal of the cumulative revenue will not occur.

Revenue recognition of payments received for development options exercises	Development option payments received in connection with out-licensing arrangements are typically non-refundable fees entitling the Group to a right to payment upon such option being exercised. At that time, the customer has typically acquired the right to use the underlying intellectual property, without any remaining performance obligations of the Group. Considering the fact that the exercise of any option is outside the control of the Group, revenue for options that provide the right to use is recognized at a point in time at the effective exercise of the option. At this stage it is highly probable that a reversal of the cumulative revenue will not occur.

Revenue recognition for reservation fees	Reservation fees received are typically non-refundable fees. The timing of revenue recognition depends on whether development of the final drug is successful. If development is successful, revenue will be recognized when the related reservation right is exercised or lapses (as the exercise of any reservation right is outside the control of the Group). Alternatively, revenue will be recognized at the point in time when the results from the research will not justify further development of the drug. At this stage it is highly probable that a reversal of the cumulative revenue will not occur.